Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from Sharebased payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2023	$ 15,021	$ 265,848	$ (3,490)	$ 140	$ 6,427	$ 275	$ (40,200)	$ 244,021
Net income							6,791	6,791
Other comprehensive income (loss), net of tax)				(152)		8		(144)
Total comprehensive income (loss)				(152)		8	6,791	6,647
Exercise and forfeiture of share-based payment into shares	2	465			(465)			2
Cost of share-based payment					482			482
Balance at Jun. 30, 2024	15,023	266,313	(3,490)	(12)	6,444	283	(33,409)	251,152
Balance at Dec. 31, 2023	15,021	265,848	(3,490)	140	6,427	275	(40,200)	244,021
Net income							14,462	14,462
Other comprehensive income (loss), net of tax)				(89)		89
Total comprehensive income (loss)				(89)		89	14,462	14,462
Exercise and forfeiture of share-based payment into shares	7	985			(985)			7
Cost of share-based payment					874			874
Income tax impact associated with issuance of shares		100						100
Balance at Dec. 31, 2024	15,028	266,933	(3,490)	51	6,316	364	(25,738)	259,464
Balance at Mar. 31, 2024	15,022	266,183	(3,490)	12	6,336	282	(37,835)	246,510
Net income							4,426	4,426
Other comprehensive income (loss), net of tax)				(24)		1		(23)
Total comprehensive income (loss)				(24)		1	4,426	4,403
Exercise and forfeiture of share-based payment into shares	1	130			(130)			1
Cost of share-based payment					238			238
Balance at Jun. 30, 2024	15,023	266,313	(3,490)	(12)	6,444	283	(33,409)	251,152
Balance at Dec. 31, 2024	15,028	266,933	(3,490)	51	6,316	364	(25,738)	259,464
Net income							11,340	11,340
Other comprehensive income (loss), net of tax)				405		10		415
Total comprehensive income (loss)				405		10	11,340	11,755
Exercise and forfeiture of share-based payment into shares	49	1,310			(1,360)			(1)
Cost of share-based payment					270			270
Dividend							(11,534)	(11,534)
Balance at Jun. 30, 2025	15,077	268,243	(3,490)	456	5,226	374	(25,932)	259,954
Balance at Mar. 31, 2025	15,074	268,160	(3,490)	(117)	5,266	372	(33,308)	251,957
Net income							7,376	7,376
Other comprehensive income (loss), net of tax)				573		2		575
Total comprehensive income (loss)				573		2	7,376	7,951
Exercise and forfeiture of share-based payment into shares	3	83			(133)			(47)
Cost of share-based payment					93			93
Balance at Jun. 30, 2025	$ 15,077	$ 268,243	$ (3,490)	$ 456	$ 5,226	$ 374	$ (25,932)	$ 259,954